INSTITUTIONAL CLASS SHARES | FROST MID CAP EQUITY FUND
FROST MID CAP EQUITY FUND
INVESTMENT OBJECTIVE
The Frost Mid Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES FROST MID CAP EQUITY FUND
Management Fees		0.90%
Other Expenses		0.63%
Total Annual Fund Operating Expenses	[1]	1.53%
[1]	Frost Investment Advisors, LLC (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.55% of the Fund's Institutional Class Shares' average daily net assets until November 30, 2014 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST MID CAP EQUITY FUND	156	483	834	1,824

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies. This investment strategy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers mid-capitalization companies to be those companies with total market capitalizations between $2 billion and $20 billion at the time of initial purchase.

The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants. Preferred stocks are units of ownership in a company that normally have preference over common stock in the payment of dividends and the liquidation of the company. Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the company's common stock at the holder's option during a specified time period. A right is a privilege granted to existing shareholders of a company to subscribe to shares of a new issue of common stock before it is issued. Warrants are securities that are usually issued together with a debt security or preferred stock that give the holder the right to buy a proportionate amount of common stock at a specified price.

The Fund intends to invest in companies that the Fund's sub-adviser, Luther King Capital Management Corporation ("LKCM"), believes are likely to have above-average growth in revenue, above-average earnings and/or the potential for above-average capital appreciation. In selecting investments for the Fund, LKCM performs analyses of financial and fundamental criteria to identify high-quality companies, focusing on the following characteristics:

o	Consistently high profitability;

o	Strong balance sheets;

o	Competitive advantages;

o	High and/or improving financial returns;

o	Free cash flow;

o	Reinvestment opportunities; and

o	Prominent market share positions.

The Fund does not sell stocks simply because they are no longer within LKCM's capitalization range used for the initial purchase.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MID-CAPITALIZATION COMPANY RISK -- The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

PREFERRED STOCK RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

RIGHTS AND WARRANTS RISK -- The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser and the Sub-Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser, the Sub-Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Prior to February 13, 2012, the Fund employed a different investment strategy. Therefore, the past performance shown below may have differed had the Fund's current investment strategy been in effect. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
18.83%	(21.10)%
(09/30/2009)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/13 to 9/30/13 was 23.70%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2012 to those of the Russell Midcap Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 YEAR	SINCE PERFORMANCE START DATE	INCEPTION DATE
FROST MID CAP EQUITY FUND	FUND RETURN BEFORE TAXES	9.46%	4.77%	Apr. 25, 2008
FROST MID CAP EQUITY FUND FUND RETURNS AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	8.55%	4.52%	Apr. 25, 2008
FROST MID CAP EQUITY FUND FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	7.32%	4.09%	Apr. 25, 2008
FROST MID CAP EQUITY FUND RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	17.28%	4.51%